UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31,

Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

MUNI FUNDS

NATIONAL PORTFOLIO

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   SEPTEMBER 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

PETER M. COFFEY PORTFOLIO MANAGER

Classic Series

Semi-Annual Report  •  September 30, 2004

NATIONAL PORTFOLIO

PETER M. COFFEY

Peter M. Coffey has more than 35 years of securities business experience and has been managing the fund since 1987.

FUND OBJECTIVE

The fund seeks as high a level of income exempt from federal income taxes* as is consistent with prudent investing. The fund invests at least 80% of its net assets in “municipal securities,” which are debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities.

FUND FACTS

FUND INCEPTION

August 20, 1986

MANAGER INVESTMENT

INDUSTRY EXPERIENCE

35 Years

*	Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What’s Inside

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

For the first time in four years, the Federal Reserve Board (“Fed”)i pushed short-term interest rates higher during the six months ended September 30, 2004. The Fed raised its target for the closely watched federal funds rateii by 0.25% on three occasions, increasing it from a four-decade low of 1.00% at the end of June to 1.75% in September. Following the end of the fund’s reporting period, at its November meeting, the Fed once again raised its target for the federal funds rate by 0.25% to 2.00%. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it.

Although inflation picked up earlier this year, recently reported figures were benign. The U.S. economyiii grew at a more moderate rate during the second quarter versus the first, according to data released in September, albeit at a significantly stronger pace than the second quarter of last year. Following robust results in the early spring, labor market growth tapered off, picked up in the late summer and held steady through the end of the period.iv

While rising interest rates are generally troublesome for longer-term fixed income securities, because bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. Municipal bonds returned -2.37%v in the second quarter amid expectations that the Fed was positioning to push rates higher. Given that bond prices had already factored in rate hikes to a significant extent during the second quarter, and coupling this with investors’ reaction to tepid economic growth and lack of inflationary pressures, bond prices bounced back in the third quarter. Yieldsvi correspondingly dropped to levels virtually in line with those when the period began. Municipal bonds finished the period in modestly positive territory on a total return basis, which includes reinvested dividend income,v with the broad-based Lehman Brothers Municipal Bond Index returning 1.43%.v

Given the portfolio manager’s view prior to the period that interest rates were poised to rise, and that recent figures could potentially understate actual inflation, the fund assumed a defensive posture in terms of its overall duration, or price sensitivity to interest rate movements.vii This low-duration approach to managing interest rate risk limited the fund’s ability to completely participate in upside market movements during intervals when bond prices rose, such as during the third quarter, when municipal bonds collectively returned 3.89%.v However, the fund benefited from this approach in absolute terms when bond prices dropped, particularly in the spring. In the recent market environment, the portfolio manager believes his defensive approach to reducing potential volatility was more prudent than a longer-duration strategy.

Performance Review

Within this environment, the fund performed as follows: For the six months ended September 30, 2004, Class A shares of the Smith Barney Muni Funds — National Portfolio, excluding sales charges, returned 1.84%. These shares outperformed the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Index,viii which returned 1.43% over the same period. The fund outperformed its Lipper general municipal debt funds category average,1 which was 1.08%.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2004, calculated among the 299 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

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PERFORMANCE SNAPSHOT

AS OF SEPTEMBER 30, 2004

(excluding sales charges)

6 Months

Class A Shares — National Portfolio	1.84%

Lehman Brothers Municipal Bond Index	1.43%

Lipper General Municipal Bond Index Funds Category Average	1.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.66% and Class C shares returned 1.54% over the six months ended September 30, 2004.

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

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As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

November 10, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s shares. The fund may use derivatives, such as options or futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Certain investors may be subject to the federal Alterative Minimum Tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product (“GDP”). Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Labor Statistics.
[v]	Source: Based upon the performance of the Lehman Brothers Municipal Bond Index over the referenced period, which is a broad measure of the municipal bond market with maturities of at least one year.
vi	Yields are based upon data reflecting average yields of a universe of municipal bonds over the stated period derived via data on Bloomberg L.P.
vii	Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates.
viii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

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Fund at a Glance (unaudited)

Investment Breakdown†

March 31, 2004

September 30, 2004

†	As a percentage of total investments. Please note that Portfolio holdings are subject to change.

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	1.84%	$1,000.00	$1,018.40	0.64%	$3.24

Class B	1.66	1,000.00	1,016.60	1.16	5.86

Class C(4)	1.54	1,000.00	1,015.40	1.22	6.16

(1)	For the six months ended September 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.
(3)	Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,021.86	0.64%	$3.24

Class B	5.00	1,000.00	1,019.25	1.16	5.87

Class C(3)	5.00	1,000.00	1,018.95	1.22	6.17

(1)	For the six months ended September 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

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Schedule of Investments (unaudited)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Alabama — 0.3%
$ 1,000,000	BBB	Mobile, AL IDB, Environmental Improvement Revenue, (International Paper Co. Project), Series B, 6.450% due 5/15/19 (b)	$1,082,260

Alaska — 0.6%
2,500,000	NR	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (b)	2,617,300

Arizona — 2.5%
3,000,000	BBB+	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625% due 7/1/20 (c)	3,394,260
2,450,000	AAA	Maricopa County, AZ IDA, MFH Revenue Refunding, FHA-Insured, GNMA-Collateralized, 6.000% due 10/20/31	2,648,817
1,845,000	AAA	Mohave County, AZ IDA, MFH, Copper Ridge Apartments, FHA-Insured, 7.375% due 4/1/32 (b)	1,857,657
400,000	AA-	Phoenix, AZ IDA Revenue, (Valley of the Sun Project), 1.720% due 1/1/31 (d)	400,000
260,000	AAA	Pima County, AZ Single-Family Mortgage Revenue, Series A, FHLMC/FNMA/GNMA-Collateralized, 7.100% due 11/1/29 (b)(d)	273,367
1,875,000	AAA	Yuma, AZ IDA, Mortgage, MFH Revenue Refunding, Series A, GMNA-Collateralized, 6.100% due 9/20/34 (b)	2,052,600

			10,626,701

Arkansas — 0.5%
2,000,000	BBB-	Arkansas State Development Finance Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29	2,208,560

California — 1.7%
5,000,000	NR	Barona Band of Mission Indians, CA, 8.250% due 1/1/20 (c)(e)	5,371,050
2,000,000	BBB	Golden State Tobacco Securitization Corp., CA Tobacco Settlement Revenue, Series 2003 A-1, 6.250% due 6/1/33	1,893,060

			7,264,110

Colorado — 2.7%
1,000,000	Baa3*	Colorado Educational & Cultural Facilities Authority Revenue, Charter School, (Bromley East Project), Series A, 7.250% due 9/15/30	1,009,140
		Colorado Health Facilities Authority Revenue Bonds:
1,000,000	Baa1*	Parkview Medical Center Project, 6.500% due 9/1/20	1,106,290
1,000,000	A	Vail Valley Medical Center, Series A, 6.500% due 1/15/13	1,016,170
2,180,000	AAA	Colorado Water Resource & Power Authority, Small Water Resources Revenue, Series A, FGIC-Insured, 5.375% due 11/1/20	2,410,317
10,000,000	AAA	Northwest Parkway, Public Highway Authority, CO Revenue, Capital Appreciation, Sr. Bonds, Series B, AMBAC-Insured, zero coupon due 6/15/31	2,070,700
2,500,000	AAA	Summit County, CO Sports Facilities Refunding Revenue, (Keystone Resorts Management Inc. Project), Ralston Purina Co. Guaranteed, 7.750% due 9/1/06	2,760,425
1,000,000	A3*	University of Colorado Hospital Authority Revenue, Series A, 5.600% due 11/15/21	1,039,110

			11,412,152

Connecticut — 0.5%
2,010,000	NR	Connecticut Development Authority, Airport Facilities Revenue, (Signature Flight Co. Project), Guaranty Agreement, Series A, 6.625% due 12/1/14 (b)	2,030,502

Florida — 6.4%
2,265,000	NR	Bonnet Creek Resort Community Development District, Special Assessment, 7.375% due 5/1/34	2,398,114
3,000,000	NR	Capital Projects Finance Authority, Student Housing Revenue, CAFRA Capital Corp., Florida Universities, Series A, 7.850% due 8/15/31	2,986,230

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida — 6.4% (continued)
$ 2,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention-A, 8.950% due 10/1/33	$2,359,180
1,945,000	NR	Century Parc Community Development District, FL Special Assessment, 7.000% due 11/1/31	2,038,866
		Highlands County, FL Health Facilities Authority Revenue, Hospital-Adventist Health Systems, Series D:
1,750,000	A	6.000% due 11/15/25	1,898,173
2,750,000	A	5.875% due 11/15/29	2,947,065
		Hillsborough County, FL:
2,000,000	NR	IDA Exempt Facility Revenue, National Gypsum, Series A, 7.125% due 4/1/30 (b)	2,143,500
1,305,000	AAA	Utility Refunding Revenue, 9.875% due 12/1/11 (f)	1,617,678
2,000,000	NR	Orange County, FL Health Facilities Authority Revenue, First Mortgage, Health Care Facilities, 9.000% due 7/1/31	2,044,300
2,000,000	A1*	Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,070,580
3,500,000	NR	Reunion East Community Development District, FL Special Assessment, Series A, 7.375% due 5/1/33 (c)	3,762,955
1,000,000	AAA	Tampa, FL Sales Tax Revenue, Series A, AMBAC-Insured, 5.375% due 10/1/21	1,100,330

			27,366,971

Georgia — 2.8%
1,000,000	AAA	Atlanta, GA Airport Passenger Facility Charge Revenue, Gen-Sub. Lien, Series C, 5.000% due 1/1/33	1,021,590
1,000,000	A	Atlanta, GA Development Authority Student Housing Revenue, (ADA/CAU Partners Inc.), Series A, ACA-Insured, 6.250% due 7/1/24	1,092,220
1,000,000	Aaa*	Bulloch County, GA Development Authority, Student Housing Lease Revenue, (Georgia Southern University Project), AMBAC-Insured, 5.000% due 8/1/22	1,050,770
1,000,000	Aaa*	De Kalb County, GA Housing Authority, MFH Revenue, (Snapwoods Project), Series A, GNMA-Collateralized, 5.500% due 12/20/32	1,035,360
1,500,000	A	Georgia Municipal Electric Authority Power Revenue, Series X, 6.500% due 1/1/12	1,735,725
1,500,000	AAA	Municipal Electric Authority, GA, (Combustion Turbine Project), Series A, MBIA-Insured, 5.250% due 11/1/22	1,619,625
3,000,000	NR	Rockdale County, GA Solid Waste Authority Revenue, (Visy Paper Inc. Project), 7.500% due 1/1/26 (b)(c)	3,104,370
1,000,000	NR	Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), (Call 10/1/09 @ 102) 6.900% due 10/1/29 (g)	1,196,180

			11,855,840

Hawaii — 0.2%
960,000	AAA	Hawaii State Department Budget & Finance, Hawaiian Electric Co., Inc., Series A, MBIA-Insured, 5.650% due 10/1/27 (b)	1,036,099

Illinois — 6.4%
40,000	NR	Aurora Kane & Dupage, IL Single-Family Mortgage Revenue, Series A, FHLMC/GNMA-Collateralized, 7.950% due 10/1/25 (b)	40,284
1,000,000	AAA	Chicago, IL Board of Education, School Reform, Series A MBIA-Insured, 5.500% due 12/1/28	1,072,540
		Chicago, IL Single-Family Mortgage Revenue:
515,000	Aaa*	Series A, FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (b)	536,285
120,000	AAA	Series C, FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (b)	123,746
3,000,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 (c)	3,192,540
3,000,000	AAA	Chicago O’Hare International Airport, Gen-Airport, 3rd Lein-B2, 6.000% due 1/1/29 (b)(c)	3,284,610
		Illinois Development Finance Authority Revenue:
2,000,000	A	City of East St. Louis, 7.250% due 11/15/09	2,046,820
2,500,000	BBB	Community Living Options, 7.125% due 3/1/10	2,517,800

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Illinois — 6.4% (continued)
		Illinois Health Facilities Authority Revenue:
$ 2,240,000	CC	Mercy Hospital & Medical Center, 7.000% due 1/1/07	$1,685,600
680,000	AAA	Methodist Medical Center Project, 9.000% due 10/1/10 (f)	801,149
3,000,000	A	OSF Healthcare Systems, 6.250% due 11/15/29 (c)	3,180,660
1,500,000	A	Passavant Memorial Area Hospital, 6.000% due 10/1/24	1,551,810
		Illinois Housing Development Authority, MFH Revenue:
735,000	A+	Series 1991A, 8.125% due 7/1/10	736,786
1,830,000	AAA	Series A-1, GNMA-Collateralized, 5.750% due 12/20/32	1,983,775
1,000,000	AAA	Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue, Capital Appreciation, McCormick Place Expansion, Series A, MBIA-Insured, 5.500% due 6/15/23	1,098,840
1,045,000	AAA	Regional Transit Authority, IL, Series C, FGIC-Insured, 7.750% due 6/1/20	1,428,222
2,000,000	A+	West Chicago, IL IDR, (Leggett & Platt Inc. Project), 6.900% due 9/1/24 (b)	2,072,880

			27,354,347

Indiana — 4.1%
2,500,000	A-	Dekalb County, IN Redevelopment, (Mini-Mill Local Public Improvement Project), Series A, 6.500% due 1/15/14	2,574,700
		Indiana Bond Bank Revenue:
1,500,000	AAA	Guarantee — State Revolving Fund, Series A, (Call 2/1/05 @ 100), 6.875% due 2/1/12 (g)	1,556,280
3,345,000	AAA	Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (c)(f)	3,985,300
3,000,000	BBB-	Indiana Health Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, IN, Series A, 6.375% due 8/1/31 (c)	3,076,620
3,685,000	AA	Indianapolis, IN Local Public Improvement Bond Bank, Series D, 6.750% due 2/1/14 (c)(f)	4,456,455
2,000,000	NR	North Manchester, Industrial Revenue, (Peabody Retirement Community Project), Series A, 7.125% due 7/1/22	2,039,160

			17,688,515

Iowa — 1.5%
		Iowa Finance Authority Revenue:
3,000,000	AA	Catholic Health Initiatives, Series A, 6.000% due 12/1/18 (c)	3,214,560
3,000,000	A1*	Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/25 (c)	3,240,660

			6,455,220

Kansas — 0.5%
590,000	AAA	Cowley & Shawnee Counties, KS Mortgage Revenue, Series B, AMBAC-Insured, GNMA-Collateralized, zero coupon due 6/1/22 (b)	149,978
1,000,000	BBB-‡	Overland Park, KS Development Corp. Revenue, First Tier, Overland Park, Series A, 7.375% due 1/1/32	1,032,870
875,000	Aaa*	Sedgwick & Shawnee Counties, KS Single-Family Mortgage Revenue, Series A-1, GNMA-Collateralized, 6.875% due 12/1/26 (b)(d)	900,664

			2,083,512

Kentucky — 0.3%
2,000,000	NR	Kenton County, KY Airport Board, Special Facilities Revenue, (Mesaba Aviation Inc. Project), Series A, 6.700% due 7/1/29 (b)	1,481,200

Louisiana — 1.0%
1,000,000	Aaa*	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Mortgage, Sharlo Apartments, Series A, GNMA-Collateralized, 6.500% due 6/20/37	1,107,890

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Louisiana — 1.0% (continued)
$ 1,000,000	BBB	Rapides, LA Finance Authority, Environmental Improvement Revenue, (International Paper Co. Project), Series A, 6.550% due 11/15/23 (b)	$1,058,770
1,945,000	BBB-	Saint Charles Parish, LA PCR, (Union Carbide Project), 7.350% due 11/1/22 (b)	1,945,039

			4,111,699

Maryland — 0.6%
2,375,000	NR	Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program, Series A, 7.750% due 3/1/25	2,501,540

Massachusetts — 3.7%
2,500,000	Baa3*	Boston, MA Industrial Development Financing Authority, (Crosstown Center Project), 6.500% due 9/1/35 (b)	2,503,425
1,355,000	AAA	Boston, MA Water & Sewer Revenue, 10.875% due 1/1/09 (e)(f)	1,616,420
1,000,000	AA	Massachusetts State Development Finance Agency Revenue, May Institute Issue, Radian-Insured, 5.750% due 9/1/29	1,055,230
		Massachusetts State Health & Educational Facilities Authority Revenue:
1,000,000	AA	Berkshire Health System, Series E, Radian-Insured, 5.700% due 10/1/25	1,082,350
3,000,000	BBB	Caritas Christi Obligation, Series B, 6.750% due 7/1/16 (c)	3,331,230
1,250,000	BBB	University of Massachusetts, Memorial Healthcare Inc., Series C, 6.625% due 7/1/32	1,321,675
340,000	AA	Massachusetts State HFA, Single-Family Mortgage Housing Revenue, Series 38, 7.200% due 12/1/26 (b)	347,487
920,000	AAA	Massachusetts State Industrial Finance Agency Revenue Refunding, Chelsea Jewish, Series A, FHA-Insured, 6.500% due 8/1/37	1,010,583
2,000,000	AAA	Massachusetts State, RITES-PA 993-R, MBIA-Insured, 9.081% due 11/1/15 (d)	2,583,520
1,000,000	AAA	Massachusetts Water Pollution Abatement Trust, Series 9, 5.250% due 8/1/28	1,051,820

			15,903,740

Michigan — 1.2%
1,400,000	AAA	Dearborn, MI GO, Series B, FGIC-Insured, 4.700% due 4/1/33	1,371,986
1,000,000	AAA	Lake Superior, MI State University Revenue, AMBAC-Insured, 5.500% due 11/15/21	1,110,280
2,500,000	NR	Michigan State Strategic Fund, Resource Recovery, Limited Obligation Revenue, Central Wayne Energy Recovery, Series A, 7.000% due 7/1/27 (h)	125,000
2,470,000	NR	Wenonah Park Properties Inc., Bay City Hotel Revenue Bond, 7.500% due 4/1/33	2,373,472

			4,980,738

Minnesota — 1.0%
1,500,000	Aaa*	Columbia Heights, MN MFH Revenue, Crest View, Series A-1, GNMA-Collateralized, 6.625% due 4/20/43	1,677,960
605,000	AAA	Minneapolis, MN Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (f)	791,763
1,600,000	Aaa*	Minnesota State Higher Education Facilities Authority Revenue, St. Olaf College, Series Five-H, 1.720% due 10/1/30 (d)	1,600,000

			4,069,723

Mississippi — 1.8%
1,700,000	BBB	Adams County, MS Environmental Improvement Revenue Refunding, (International Paper Co. Project), Series A, 6.800% due 8/1/24 (b)	1,818,201
3,000,000	BBB	Lowndes County, MS Solid Waste Disposal & PCR Refunding, (Weyerhaeuser Co. Project), Series A, 6.800% due 4/1/22 (c)	3,562,290
2,140,000	AAA	Mississippi Development Bank Special Obligation, Water & Solid Waste Management, Series A, FSA-Insured, 5.375% due 2/1/22	2,313,383

			7,693,874

See Notes to Financial Statements.

10        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Missouri — 0.3%
$ 130,000	AAA	Missouri State Housing Development Community Mortgage Revenue, Series C, FNMA/GNMA-Collateralized, 7.450% due 9/1/27 (b)	$133,279
1,000,000	NR	St. Joseph, MO IDA, Healthcare Revenue, (Living Community St. Joseph Project), 7.000% due 8/15/32	1,038,820

			1,172,099

Montana — 0.1%
350,000	AAA	Montana State Board of Regents Revenue, 10.000% due 11/15/08 (f)	406,560

Nebraska — 0.2%
750,000	NR	Douglas County, NE Hospital Authority No. 2, Bergan Mercy, 9.500% due 7/1/10 (f)	917,265

Nevada — 2.2%
3,000,000	BBB+	Henderson, NV Health Care Facility Revenue, Catholic Healthcare West, Series A, 6.750% due 7/1/20 (c)	3,364,260
5,000,000	AAA	Washoe County, NV GO, Reno-Sparks Convention, Series A, FSA-Insured, (Call 1/1/10 @ 100), 6.400% due 7/1/29 (c)(g)	5,860,550

			9,224,810

New Hampshire — 1.4%
		New Hampshire Health & Education Facilities Authority Revenue:
1,000,000	A-	Healthcare System, Convenant Health, 6.125% due 7/1/31	1,045,390
1,000,000	BBB-	New Hampshire College, 7.500% due 1/1/31	1,090,480
		New Hampshire State Turnpike Systems Revenue Refunding, FGIC-Insured:
2,500,000	AAA	Series A, 6.750% due 11/1/11	2,779,625
1,000,000	AAA	Series C, RIBS, 12.364% due 11/1/17 (d)	1,206,230

			6,121,725

New Jersey — 3.3%
1,250,000	NR	Port Authority, NY & NJ Special Obligation Revenue, (5th Installment Special Project), Series 4, 6.750% due 10/1/19 (b)	1,297,137
1,000,000	AAA	New Jersey EDA, Motor Vehicle Revenue, Series A, MBIA-Insured, 5.250% due 7/1/31	1,055,310
2,000,000	BBB-	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group, 7.400% due 7/1/20	2,275,440
		New Jersey State Transportation Trust Fund Authority, MBIA-Insured, RITES:
2,500,000	AAA	Series-PA 958R, 6.000% due 12/15/09 (c)(d)	3,417,750
1,000,000	AAA	Series-PA 958R-B, 6.000% due 12/15/09 (d)	1,367,100
5,000,000	BBB	Tobacco Settlement Financing Corp., NJ, 6.750% due 6/1/39 (c)	4,799,650

			14,212,387

New York — 5.9%
1,250,000	BBB+	Brookhaven, NY IDA, Civic Facility Revenue, St. Joseph’s College, 6.000% due 12/1/20	1,345,175
2,000,000	BBB‡	Chautauqua, NY Tobacco, Asset Securitization Corp., 6.750% due 7/1/40	2,010,480
3,000,000	AA-	New York, NY Office of the City Comptroller, 1.680% due 8/15/23 (d)	3,000,000
400,000	AA-	New York City, NY GO, Subseries-H4, 1.730% due 3/1/34 (d)	400,000
		New York State Dormitory Authority Lease Revenue:
3,500,000	AAA	School Districts Financing Program, Series E, 5.750% due 10/1/22 (c)	3,922,940
486,000	AA-	Series B, (Call 5/15/05 @ 100), 7.500% due 5/15/11 (g)	589,819
2,000,000	AA-	State University Dormitory Facilities, (Call 7/1/12 @ 100), 5.375% due 7/1/18 (g)	2,296,000
1,014,000	AA-	Unrefunded Balance, Series B, 7.500% due 5/15/11	1,187,891
1,000,000	A	New York State Energy Research & Development, (Con Edison Project), Series A, 7.125% due 12/1/29 (b)	1,027,550
3,000,000	AAA	New York State Urban Development Corp. Revenue, Personal Income Tax, Series C-1, FGIC-Insured, 5.500% due 3/15/21 (c)	3,333,330

See Notes to Financial Statements.

11        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
New York — 5.9% (continued)
		Orange County, NY IDA, Civic Facilities Revenue, (Arden Hill Life Care Center Project), Series A:
$ 1,000,000	NR	7.000% due 8/1/21	$1,032,370
1,000,000	NR	7.000% due 8/1/31	1,026,970
1,000,000	AA-	Rensselaer County, NY IDA, Albany International Corp., LOC Fleet Bank, 7.550% due 7/15/07	1,107,950
980,000	NR	Suffolk County, NY IDA, Civic Facilities Revenue, Eastern Long Island Hospital Association, Series A, 7.750% due 1/1/22	1,004,951
1,770,000	AA-	Triborough Bridge & Tunnel Authority, NY Revenue, (Convention Center Project), Series E, 7.250% due 1/1/10	1,996,241

			25,281,667

North Carolina — 1.9%
		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding:
1,310,000	BBB	Series A, (Call 1/1/22 @ 100), 6.000% due 1/1/26 (g)	1,570,153
1,700,000	A	Series B, ACA-Insured, 5.750% due 1/1/24	1,782,314
2,500,000	BBB	Series D, 6.700% due 1/1/19	2,806,075
1,500,000	AAA	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, MBIA-Insured, 5.250% due 1/1/11 (d)	1,911,030

			8,069,572

Ohio — 5.3%
3,130,000	AAA	Cincinnati, OH City School District, School Improvement, FSA-Insured, 5.250% due 6/1/16 (c)	3,480,341
		Cuyahoga County, OH:
1,000,000	AA+	GO, 5.000% due 12/1/23	1,054,530
3,000,000	BBB	Hospital Facilities Revenue, (Canton Inc. Project), 7.500% due 1/1/30 (c)	3,321,270
250,000	Aaa*	MFH, Dalebridge Apartments, FHA-Insured, GNMA-Collateralized, 6.500% due 10/20/20 (b)	258,968
1,000,000	Aaa*	Franklin County, OH Mortgage Revenue, Villas at St. Therese, Series E, GNMA-Collateralized, 5.900% due 6/20/39	1,074,240
350,000	BB-	Green Springs, OH Health Care Facilities Revenue, (St. Francis Health Care Center Project), Series A, 7.125% due 5/15/25	300,209
2,925,000	Aa2*	Hamilton County, OH Mortgage Revenue, Judson Care Center, Series A, FHA-Insured, 6.500% due 8/1/26 (c)	3,154,817
30,000	AAA	Ohio Housing Finance Agency Residential Mortgage, Series A-2, GNMA-Collateralized, 6.625% due 3/1/26 (b)	30,736
500,000	NR	Ohio State Solid Waste Revenue, 9.000% due 6/1/21 (h)(i)	0
5,895,000	AAA	Ohio State Water Development Authority Revenue, Safe Water, Series 2, 9.375% due 12/1/10 (c)(f)	6,928,452
2,750,000	BBB	Trumbull County, OH Sewer Disposal Revenue, (General Motors Corp. Project), 6.750% due 7/1/14 (b)(c)	3,172,290

			22,775,853

Oklahoma — 1.6%
1,640,000	AA-	Oklahoma City, OK Industrial & Cultural Facilities, Trigen Energy Corp., 6.750% due 9/15/17 (b)	1,645,707
405,000	AAA	Rogers County, OK HFA, MFH Revenue Refunding, Series A, FHA-Insured, FNMA-Collateralized, 7.750% due 8/1/23	406,114
3,960,000	AA-	Tulsa, OK Public Facilities Authority, Lease Payment Revenue Refunding, Assembly Center, 6.600% due 7/1/14 (c)	4,761,187

			6,813,008

Oregon — 1.7%
1,000,000	BBB	Klamath Falls, OR Inter-Community Hospital Authority Revenue, (Merle West Medical Center Project), 6.250% due 9/1/31	1,050,030

See Notes to Financial Statements.

12        Smith Barney Muni Funds      |    2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Oregon — 1.7% (continued)
$ 500,000	Aa2*	Portland, OR MFH Revenue, (Cherry Ridge Project), LOC U.S. National Bank of Oregon, 6.250% due 5/1/12 (b)	$505,435
1,000,000	AAA	Portland OR Sewer System Revenue, Ref-Second Lien, Series A, 5.250% due 6/1/19	1,100,630
3,400,000	Aa1*	Port of Umatilla, OR Water Revenue, LOC Bank of America, 6.650% due 8/1/22 (b)(c)	3,456,950
1,000,000	NR	Wasco County, OR Solid Waste Disposal Revenue, (Waste Connections Inc. Project), 7.250% due 3/1/21 (b)	1,054,170

			7,167,215

Pennsylvania — 4.4%
		Dauphin County, PA:
1,500,000	NR	General Authority Revenue, Office and Packaging, 6.000% due 1/1/25	1,334,325
2,400,000	A-	IDA, General Water Works Corp., Series A, 6.900% due 6/1/24 (b)	2,973,216
3,335,000	AAA	Delaware River Port Authority PA & NJ, R-B RITES-PA 964, 9.070% due 1/1/15 (c)(d)	4,222,177
2,200,000	NR	Harrisburg, PA Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25	2,242,878
1,000,000	A-	Lancaster County, PA Hospital Authority Revenue, Health Center, (Willow Valley Retirement Project), 5.875% due 6/1/31	1,031,390
1,150,000	NR	Lancaster, PA IDA Revenue, (Garden Spot Village Project), Series A, 7.625% due 5/1/31	1,218,747
1,000,000	NR	Montgomery County, PA Higher Education & Health Authority Revenue, Temple Continuing Care Center, 6.750% due 7/1/29 (h)	160,000
1,000,000	NR	New Morgan, PA Municipal Authority Office Revenue, (Commonwealth Office Project), Series A, 6.500% due 6/1/25	1,028,110
		Pennsylvania State Higher Educational Facilities Authority Revenue:
985,000	Baa3*	Student Housing Revenue, (Student Association Inc. Project), Series A, 6.750% due 9/1/32	1,037,225
1,000,000	A	University of Pennsylvania Medical Center Health System, Series A, 6.000% due 1/15/31	1,062,170
1,025,000	AAA	Philadelphia Hospitals & Higher Education Facilities Authority, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (f)	1,277,468
1,000,000	AAA	Philadelphia Municipal Authority, Series B, 5.250% due 11/15/17	1,098,620

			18,686,326

Rhode Island — 2.6%
1,000,000	B	Providence, RI Special Obligation, Tax Increment, Series D, 6.650% due 6/1/16	1,004,440
3,900,000	Aa3*	Rhode Island Health & Educational Building Corp., Refunding Revenue, Health Facilities, St. Antoine Residence, Series A, 6.125% due 11/15/18 (c)	4,138,485
3,400,000	AA	Rhode Island State Economic Development Corp. Revenue, Providence Plaza Mall, Sr. Notes, Radian-Insured, 6.125% due 7/1/20 (c)	3,893,612
2,500,000	NR	Tobacco Settlement Financing Corp., RI, RITES-PA 1048, 6.000% due 6/1/23 (d)	2,205,800

			11,242,337

South Carolina — 2.7%
		Connector 2000 Association Inc., Toll Road Revenue, Capital Appreciation, Sr. Bonds, Series B:
20,000,000	B-	Zero coupon due 1/1/37	1,227,400
19,000,000	B-	Zero coupon due 1/1/38	1,104,850
5,000,000	BBB	Educational Enhancement Funding Corp., SD Tobacco, Series B, 6.500% due 6/1/32 (c)	4,684,000
		Piedmont, SC Municipal Power Agency, Electric Revenue, FGIC-Insured:
565,000	AAA	6.750% due 1/1/20 (f)	735,992
670,000	AAA	Unrefunded Balance, 6.750% due 1/1/20	870,571
1,000,000	BBB	Richland County, SC Environmental Improvement Revenue, (International Paper Co. Project), 6.100% due 4/1/23 (b)	1,046,150
2,000,000	NR	Tobacco Settlement Revenue, Management Authority, SC Tobacco Settlement Revenue, RITES-PA 962, 6.375% due 11/15/09 (d)	1,712,840

			11,381,803

See Notes to Financial Statements.

13        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas — 15.7%
$ 3,000,000	CCC	Alliance Airport Authority Inc., TX Special Facilities Revenue, (American Airlines Inc. Project), 7.500% due 12/1/29 (b)	$1,978,290
2,250,000	BBB-	Austin, TX Convention Enterprises Inc., Convention Center, First Tier, Series A, 6.700% due 1/1/32	2,394,383
1,500,000	BBB-	Bexar County, TX Health Facilities Development Corp. Revenue, (Army Retirement Residence Project), 6.300% due 7/1/32	1,572,675
		Bexar County, TX Housing Finance Corp., MFH Revenue:
1,450,000	Aaa*	New Light Village, Series A1, GNMA-Collateralized, 5.900% due 2/20/38	1,553,980
3,000,000	Baa1*	Nob Hill Apartments, Refunding, Series A, 6.000% due 6/1/31 (c)	3,056,460
1,000,000	Aaa*	Waters at Northern Hills Apartments, Series A, MBIA-Insured, 6.050% due 8/1/36	1,071,140
5,000,000	A-	Brazos River, TX Harbor Navigation District, Brazoria County Environmental, (Dow Chemical Co. Project), Series A-7, 6.625% due 5/15/33 (b)(c)	5,519,050
5,000,000	Aa3*	Brazos River, TX Navigation District, (BASF Corp. Project), 6.750% due 2/1/10 (c)	5,856,650
3,500,000	CCC	Dallas-Fort Worth, TX International Airport Revenue, Facility Improvement Corp. Revenue, American Airlines Inc., 6.375% due 5/1/35 (b)	2,077,180
		El Paso County, TX Housing Finance Corp., MFH Revenue, Series A:
3,000,000	A3*	American Village Communities, 6.375% due 12/1/32	3,054,990
2,390,000	A3*	La Plaza Apartments, 6.750% due 7/1/30	2,653,545
1,000,000	Baa2*	Las Lomas Apartments, 6.375% due 12/1/29	1,008,800
		Fort Worth, TX Housing Finance Corp.:
4,000,000	Aaa*	MFH, Villas Eastwood Terrace, GNMA-Collateralized, 6.000% due 8/20/43 (c)	4,392,720
65,000	AAA	Single-Family Mortgage Revenue, Capital Appreciation, Series A, GNMA-Collateralized, zero coupon due 6/1/21 (b)	16,910
1,775,000	NR	Galveston, TX Special Contract Revenue Refunding, (Farmland Industries Inc. Project), 5.500% due 5/1/15	1,868,010
1,000,000	AAA	Grand Prairie, TX Housing Finance Corp., MFH Revenue, (Landings of Carrier Project), Series A, GNMA-Collateralized, 6.750% due 9/20/32	1,107,100
5,000,000	Ba2*	Gulf Coast IDA, TX Solid Waste Disposal Revenue, (Citgo Petroleum Project), 8.000% due 4/1/28 (b)(c)	5,332,450
600,000	Aa2*	Harris County, TX Health Facilities Development Corp. Revenue, Young Mens Christian Association, 1.720% due 7/1/34 (d)	600,000
2,000,000	A+	Houston, TX Participation Interest, 6.400% due 6/1/27	2,183,160
1,500,000	A3*	Lubbock, TX Housing Finance Corp., MFH Revenue, Las Colinas Quail Creek Apartments, Series A, 6.000% due 7/1/32	1,537,200
		Midlothian, TX Development Authority, Tax Increment Contract Revenue:
1,920,000	NR	6.700% due 11/15/23	1,942,502
2,000,000	NR	7.875% due 11/15/26	2,175,260
994,000	Aaa*	Panhandle, TX Regional Housing Finance Corp., Series A, GNMA-Collateralized, 6.650% due 7/20/42	1,107,614
1,550,000	Aaa*	Paris, TX Water & Sewer Revenue, FGIC-Insured, 5.375% due 6/15/20	1,656,671
1,000,000	Baa3*	Student Housing Corp., TX Student Housing Revenue, (Midwestern State University Project), 6.500% due 9/1/34	1,047,740
2,500,000	A	Tarrant County, TX Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30	2,741,125
		Texas State Affordable Housing Corp., MFH Revenue:
2,000,000	Baa3*	Ashton Place & Woodstock Apartments, Series A, 6.300% due 8/1/33	2,009,180
3,895,000	Ba1*	Sub-HIC Arbrostone/Baybrook, Series C, 7.250% due 11/1/31 (c)	3,756,377
1,000,000	AA	Texas State GO, Veterans Housing Assistance, Series D, 6.450% due 12/1/20 (b)	1,037,060
110,000	NR	Travis County, TX Housing Finance Corp., Single-Family Mortgage Revenue, Series B, FNMA/GNMA-Collateralized, 7.100% due 10/1/27 (b)	113,209
		Weatherford, TX ISD, Capital Appreciation, PSFG:
1,490,000	AAA	Call 2/15/10 @ 48.281, zero coupon due 2/15/21 (g)	607,130
10,000	AAA	Unrefunded Balance, zero coupon due 2/15/21	3,862

			67,032,423

See Notes to Financial Statements.

14        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	September 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Utah — 1.7%
$ 1,035,000	AAA	Provo, UT Electric Revenue, 10.125% due 4/1/15 (f)	$1,406,513
3,780,000	AAA	Utah State Board of Regents Revenue, (Hospital — University of Utah), 5.000% due 8/1/20 (c)	3,966,694
1,570,000	AAA	Weber County, UT Hospital Revenue, St. Benedict’s Hospital, 10.000% due 3/1/10 (e)(f)	1,911,585

			7,284,792

Virginia — 2.0%
		Pocahontas Parkway Association, VA Toll Road Revenue, Capital Appreciation, Sr. Bonds, Series B:
25,000,000	BB	Zero coupon due 8/15/34 (c)	3,222,250
35,000,000	BB	Zero coupon due 8/15/35 (c)	4,212,250
1,000,000	B2*	Rockbridge County, VA IDA Revenue, Virginia Horse Center, Series C, 6.850% due 7/15/21	945,650

			8,380,150

Washington — 1.6%
1,000,000	A+	King County, WA Housing Authority Revenue Refunding, Sr. Bonds, Series A, 6.800% due 3/1/26	1,032,900
2,865,000	A3*	Port Longview, WA Revenue Refunding, Series A, 6.250% due 12/1/18 (b)(c)	3,213,441
2,347,000	AAA	Seattle, WA Housing Authority, Low Income Housing Revenue, GNMA-Collateralized, 7.400% due 11/20/36	2,590,689

			6,837,030

West Virginia — 0.4%
1,240,000	AAA	Fairmont, WV Water & Sewer Revenue, AMBAC-Insured, 9.250% due 11/1/11 (f)	1,531,078

Wisconsin — 1.7%
3,275,000	BBB	La Crosse, WI Resource Recovery Revenue Refunding, (Northern States Power Co. Project), 6.000% due 11/1/21 (b)(c)	3,421,327
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,000,000	A-	Agnesian Healthcare Inc., 6.000% due 7/1/30	1,043,160
1,750,000	BBB+	Aurora Health Care, 6.400% due 4/15/33	1,889,387
875,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	899,430

			7,253,304

Wyoming — 0.5%
2,200,000	BB+	Sweetwater County, WY Solid Waste Disposal Revenue, (FMC Corp. Project), Series A, 7.000% due 6/1/24 (b)	2,237,400

		TOTAL INVESTMENTS — 97.5% (Cost — $397,880,992**)	415,853,407
		Other Assets in Excess of Liabilities — 2.5%	10,587,213

		TOTAL NET ASSETS — 100.0%	$426,440,620

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*) or a double dagger (‡), are rated by Moody’s Investors Service and Fitch Ratings, respectively.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	All or a portion of this security has been segregated for open futures contracts.
(d)	Residual interest bond — coupon varies inversely with level of short-term tax-exempt interest rates.
(e)	All or a portion of this security is held as collateral for open futures contracts.
(f)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 16 through 18 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

15        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

—   Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—   Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC and CC

—   Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lowest degree of speculation than “B”, “CCC” and “CC”, the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk, exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa

—   Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—   Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—   Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—   Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

16        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Ba

—   Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

—   Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings with the major ratings categories.
A

—   Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB

—   Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment-grade category assigned by Fitch.

BB

—   Bonds rated “BB” indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.

B

—   Bonds rated “B” indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C

—   Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

—   Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—   Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

17        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Abbreviations* (unaudited)

ABAG	— Association of Bay Area Governors
ACA	— American Capital Assurance
AIG	— American International Guaranty
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
BIG	— Bond Investors Guaranty
CGIC	— Capital Guaranty Insurance Company
CHFCLI	— California Health Facility Construction Loan Insurance
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
ETM	— Escrowed To Maturity
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FLAIRS	— Floating Adjustable Interest Rate Securities
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Financial Security Assurance
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
HDC	— Housing Development Corporation

HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
INFLOS	— Inverse Floaters
ISD	— Independent School District
LEVRRS	— Leveraged Reverse Rate Securities
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MVRICS	— Municipal Variable Rate Inverse Coupon Security
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
Radian	— Radian Asset Assurance
RAN	— Revenue Anticipation Notes
RIBS	— Residual Interest Bonds
RITES	— Residual Interest Tax-Exempt Securities
SYCC	— Structured Yield Curve Certificate
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
VA	— Veterans Administration
VRDD	— Variable Rate Daily Demand

*	Abbreviations may or may not appear in the Schedule of Investments.

18        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	September 30, 2004

ASSETS:
Investments, at value (Cost — $397,880,992)	$415,853,407
Cash	81,240
Interest receivable	7,500,971
Receivable for securities sold	4,251,735
Receivable from broker — variation margin	568,750
Receivable for Fund shares sold	432,576
Prepaid expenses	20,817

Total Assets	428,709,496

LIABILITIES:
Payable for securities purchased	1,374,901
Payable for Fund shares reacquired	599,558
Management fee payable	158,377
Distribution plan fees payable	41,109
Deferred compensation payable	7,779
Accrued expenses	87,152

Total Liabilities	2,268,876

Total Net Assets	$426,440,620

NET ASSETS:
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)	$32,518
Capital paid in excess of par value	427,013,463
Undistributed net investment income	2,259,738
Accumulated net realized loss from investment transactions and futures contracts	(17,096,896)
Net unrealized appreciation of investments and futures contracts	14,231,797

Total Net Assets	$426,440,620

Shares Outstanding:
Class A	26,209,405

Class B	3,990,582

Class C	2,318,031

Net Asset Value:
Class A (and redemption price)	$13.11

Class B *	$13.09

Class C *	$13.14

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$13.66

*	Redemption price is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

19        Smith Barney Muni Funds      |      2004 Annual Report

Statement of Operations (unaudited)	For the Six Months Ended September 30, 2004

INVESTMENT INCOME:
Interest	$13,764,456

EXPENSES:
Management fee (Note 2)	977,697
Distribution plan fees (Notes 2 and 4)	545,643
Transfer agency services (Notes 2 and 4)	46,547
Shareholder communications (Note 4)	32,576
Custody	19,777
Audit and legal	13,745
Registration fees	11,663
Trustees’ fees	2,856
Other	4,174

Total Expenses	1,654,678
Less: Management fee waiver (Notes 2 and 8)	(31,896)

Net Expenses	1,622,782

Net Investment Income	12,141,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	(2,577,202)
Futures contracts	(1,028,451)

Net Realized Loss	(3,605,653)

Net Decrease in Unrealized Appreciation of Investments and Futures Contracts	(687,236)

Net Loss on Investments and Futures Contracts	(4,292,889)

Increase in Net Assets From Operations	$7,848,785

See Notes to Financial Statements.

20        Smith Barney Muni Funds      |      2004 Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited)

and the Year Ended March 31, 2004

	September 30	March 31
OPERATIONS:
Net investment income	$12,141,674	$25,678,063
Net realized gain (loss)	(3,605,653)	(4,550,450)
Net decrease in unrealized appreciation (depreciation)	(687,236)	5,931,673

Increase in Net Assets From Operations	7,848,785	27,059,286

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(11,901,476)	(24,754,798)

Decrease in Net Assets From Distributions to Shareholders	(11,901,476)	(24,754,798)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	19,045,739	39,588,040
Net asset value of shares issued for reinvestment of distributions	5,476,419	11,762,674
Cost of shares reacquired	(39,732,425)	(71,655,351)

Decrease in Net Assets From Fund Share Transactions	(15,210,267)	(20,304,637)

Decrease in Net Assets	(19,262,958)	(18,000,149)

NET ASSETS:
Beginning of period	445,703,578	463,703,727

End of period*	$426,440,620	$445,703,578

* Includes undistributed net investment income of:	$2,259,738	$2,019,540

See Notes to Financial Statements.

21        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares(1)	2004(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.24		$13.17	$13.18	$13.58		$12.94	$13.97

Income (Loss) From Operations:
Net investment income	0.37		0.76	0.77	0.77	(3)	0.76	0.74
Net realized and unrealized gain (loss)	(0.13)		0.05	(0.02)	(0.41	)(3)	0.64	(1.03)

Total Income (Loss) From Operations	0.24		0.81	0.75	0.36		1.40	(0.29)

Less Distributions From:
Net investment income	(0.37)		(0.74)	(0.76)	(0.76)		(0.76)	(0.73)
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.37)		(0.74)	(0.76)	(0.76)		(0.76)	(0.74)

Net Asset Value, End of Period	$13.11		$13.24	$13.17	$13.18		$13.58	$12.94

Total Return(4)	1.84	%‡	6.28%	5.74%	2.67%		11.16%	(2.03)%

Net Assets, End of Period (000s)	$343,732		$356,627	$368,188	$404,803		$388,838	$363,812

Ratios to Average Net Assets:
Expenses	0.64	%†(5)	0.64%	0.67%	0.66%		0.68%	0.68%
Net investment income	5.68	†	5.76	5.76	5.67	(3)	5.75	5.59

Portfolio Turnover Rate	7%		31%	43%	52%		52%	68%

Class B Shares(1)	2004(2)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.21		$13.15	$13.16	$13.57		$12.93	$13.96

Income (Loss) From Operations:
Net investment income	0.34		0.69	0.70	0.70	(6)	0.69	0.67
Net realized and unrealized gain (loss)	(0.12)		0.04	(0.02)	(0.41	)(6)	0.64	(1.03)

Total Income (Loss) From Operations	0.22		0.73	0.68	0.29		1.33	(0.36)

Less Distributions From:
Net investment income	(0.34)		(0.67)	(0.69)	(0.70)		(0.69)	(0.66)
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.34)		(0.67)	(0.69)	(0.70)		(0.69)	(0.67)

Net Asset Value, End of Period	$13.09		$13.21	$13.15	$13.16		$13.57	$12.93

Total Return(4)	1.66	%‡	5.68%	5.25%	2.13%		10.64%	(2.56)%

Net Assets, End of Period (000s)	$52,239		$57,978	$64,348	$57,661		$46,534	$42,872

Ratios to Average Net Assets:
Expenses	1.16	%†(5)	1.15%	1.18%	1.17%		1.18%	1.18%
Net investment income	5.15	†	5.25	5.25	5.17	(6)	5.26	5.11

Portfolio Turnover Rate	7%		31%	43%	52%		52%	68%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended September 30, 2004 (unaudited).
(3)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.64%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived, the actual expense ratios for Class A and Class B shares would have been 0.66% and 1.18%, respectively.
(6)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.14%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

22        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class C Shares(1)(2)	2004(3)		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$13.27		$13.20	$13.20	$13.59		$12.95	$13.97

Income (Loss) From Operations:
Net investment income	0.33		0.69	0.69	0.70	(4)	0.68	0.66
Net realized and unrealized gain (loss)	(0.13)		0.04	(0.01)	(0.41	)(4)	0.64	(1.02)

Total Income (Loss) From Operations	0.20		0.73	0.68	0.29		1.32	(0.36)

Less Distributions From:
Net investment income	(0.33)		(0.66)	(0.68)	(0.68)		(0.68)	(0.65)
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.33)		(0.66)	(0.68)	(0.68)		(0.68)	(0.66)

Net Asset Value, End of Period	$13.14		$13.27	$13.20	$13.20		$13.59	$12.95

Total Return(5)	1.54	%‡	5.66%	5.18%	2.13%		10.46%	(2.57)%

Net Assets, End of Period (000s)	$30,470		$31,099	$31,168	$29,777		$23,294	$19,434

Ratios to Average Net Assets:
Expenses	1.22	%†(6)	1.22%	1.24%	1.23%		1.25%	1.26%
Net investment income	5.09	†	5.18	5.19	5.11	(4)	5.19	5.03

Portfolio Turnover Rate	7%		31%	43%	52%		52%	68%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Effective April 29, 2004, Class L shares were renamed as Class C shares.
(3)	For the six months ended September 30, 2004 (unaudited).
(4)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.69, $0.40 and 5.08%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(6)	The investment manager waived a portion of its management fee for the six months ended September 30, 2004. If such fees were not waived, the actual expense ratio for Class C shares would have been 1.24%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

23        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The National Portfolio (“Fund”), a separate investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements were prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(d) Class Accounting. Class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(e) Exempt-Interest Dividends and Other Distributions. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. It is the Fund’s policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

24        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(f) Federal Income Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

2.	Management Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at the annual rate of 0.45% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended September 30, 2004, SBFM waived a portion of its management fee amounting to $31,896.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Fund paid transfer agent fees of $41,871 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C Shares.

There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2004, CGM received sales charges of approximately $117,000 on sales of the Fund’s Class A shares.

In addition, for the six months ended September 30, 2004, CDSCs paid to CGM were approximately:

	Class B	Class C
CDSCs	$57,000	$1,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

25        Smith Barney Muni Funds       |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$29,476,859

Sales	47,824,621

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,151,141
Gross unrealized depreciation	(9,178,726)

Net unrealized appreciation	$17,972,415

At September 30, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond	1,400	12/04	$153,365,632	$157,106,250	$(3,740,618)

4.	Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended September 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
Rule 12b-1 Distribution Plan Fees	$262,238	$177,863	$105,542
For the six months ended September 30, 2004, total Transfer Agency Service expenses were as follows:
	Class A	Class B	Class C
Transfer Agency Service Expenses	$34,017	$6,943	$5,587
For the six months ended September 30, 2004, total Shareholder Communication expenses were as follows:
	Class A	Class B	Class C
Shareholder Communication Expenses	$23,137	$5,853	$3,586

5.	Distributions Paid to Shareholders by Class

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Net Investment Income
Class A	$9,761,808	$20,052,748
Class B	1,387,603	3,122,092
Class C	752,065	1,579,958

Total	$11,901,476	$24,754,798

26        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,114,137	$14,640,371	2,100,036	$27,824,667
Shares issued on reinvestment	351,866	4,615,337	735,527	9,734,119
Shares reacquired	(2,197,697)	(28,901,977)	(3,850,223)	(50,955,239)

Net Decrease	(731,694)	$(9,646,269)	(1,014,660)	$(13,396,453)

Class B
Shares sold	87,706	$1,151,199	496,663	$6,570,481
Shares issued on reinvestment	37,862	495,723	90,299	1,192,753
Shares reacquired	(522,643)	(6,861,515)	(1,093,192)	(14,442,133)

Net Decrease	(397,075)	$(5,214,593)	(506,230)	$(6,678,899)

Class C†
Shares sold	247,068	$3,254,169	391,316	$5,192,892
Shares issued on reinvestment	27,790	365,359	63,030	835,802
Shares reacquired	(301,017)	(3,968,933)	(471,708)	(6,257,979)

Net Decrease	(26,159)	$(349,405)	(17,362)	$(229,285)

†	Effective April 29, 2004, Class L shares were renamed as Class C shares.

7.	Capital Loss Carryforward

On March 31, 2004, the Fund had a net capital loss carryforward of $6,568,000, of which $685,000 expires in 2008, $3,676,000 expires in 2009 and $2,207,000 expires in 2012. This amount will be available to offset like amounts of any future taxable gains. In addition, the Fund had $10,386,825 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

8.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

27        Smith Barney Muni Funds      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9.	Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

28        Smith Barney Muni Funds      |      2004 Semi-Annual Report

SMITH BARNEY

MUNI FUNDS

TRUSTEES

Lee Abraham

Allan J. Bloostein

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

    Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer and Treasurer

Peter M. Coffey

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer and

Chief Compliance Officer

Kaprel Ozsolak

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund

Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Muni Funds

National Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Muni Funds —National Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY MUNI FUNDS

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD00806 11/04 04-7379

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable. (b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date: December 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Muni Funds

Date: December 7, 2004

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Smith Barney Muni Funds

Date: December 7, 2004